NOTES PAYABLE – WORKING CAPITAL (Details Narrative) - USD ($)							12 Months Ended
	Oct. 25, 2021	Sep. 30, 2021	Sep. 21, 2021	Sep. 08, 2021	Apr. 22, 2021	Jan. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount					$ 151,688
Stock issued during period, shares, new issues	13,393	1,563	1,250	431		3,875
Gain (Loss) on Extinguishment of Debt							$ 725,723	$ 916,204
Debt converted amount					$ 100,688
Loss on Extinguishment of Debt							(725,723)	(916,204)
On July 6, 2017 [Member]
Extinguishment of Debt [Line Items]
Long term debt							$ 3,879,428	4,672,096
Notes Payable [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount								$ 1,080,000
Stock Issued During Period, Shares, Other								121,250
Stock Issued During Period, Value, Other								$ 1,651,900
Secured Promissory Note [Member]
Extinguishment of Debt [Line Items]
Stock issued during period, shares, new issues							546,292
Issuance of warrants to purchase of stock.							662,713
Amortization of debt discount							$ 1,261,695
Debt instrument, face amount							2,244,100
Fair value of shares incentives							1,437,432
Short Term Notes [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount								1,080,000
Gain (Loss) on Extinguishment of Debt							(725,723)	(916,242)
Debt converted amount							$ 1,713,904
Number of shares issued in conversion of accrued interest							96,336
Fair value of shares issued in conversion of accrued interest							$ 2,691,940
Loss on Extinguishment of Debt							$ 725,723	916,242
Short-term Debt [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Face Amount								$ 2,869,171
Debt Instrument, Collateral								The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty.
Debt Instrument, Maturity Date, Description								These short term working capital notes mature in 30-180 days.
Stock issued during period, shares, new issues								215,948
Issuance of warrants to purchase of stock.								31,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value								$ 1,660,112
Amortization of debt discount								$ 1,411,203